PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Property, Plant and Equipment

The Company’s property, plant and equipment consisted of the following classes of assets at September 30, 2014 and December 31, 2013, respectively.

(In thousands)	September 30, 2014	December 31, 2013
Structures	$3,023,714	$3,021,152
Less: accumulated depreciation	1,380,187	1,255,642

Structures, net	$1,643,527	$1,765,510

Land, buildings and improvements	$739,845	$723,268
Towers, transmitters and studio equipment	451,651	440,612
Furniture and other equipment	525,245	473,995
Construction in progress	89,881	123,814

	1,806,622	1,761,689
Less: accumulated depreciation	721,408	629,569

Other property, plant and equipment, net	$1,085,214	$1,132,120

The Company’s property, plant and equipment consisted of the following classes of assets at December 31, 2013 and 2012, respectively.

(In thousands)	December 31, 2013	December 31, 2012
Land, buildings and improvements	$723,268	$685,431
Structures	3,021,152	2,949,458
Towers, transmitters and studio equipment	440,612	427,679
Furniture and other equipment	473,995	431,757
Construction in progress	123,814	105,394

	4,782,841	4,599,719
Less: accumulated depreciation	1,885,211	1,562,865

Property, plant and equipment, net	$2,897,630	$3,036,854

Schedule Of Other Intangible Assets

The following table presents the gross carrying amount and accumulated amortization for each major class of other intangible assets at September 30, 2014 and December 31, 2013, respectively:

(In thousands)	September 30, 2014		December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$749,372	$(490,255)	$777,521	$(464,548)
Customer / advertiser relationships	1,212,349	(735,526)	1,212,745	(645,988)
Talent contracts	319,384	(216,788)	319,617	(195,403)
Representation contracts	238,107	(201,215)	252,961	(200,058)
Permanent easements	174,628	-	173,753	-
Other	387,847	(170,816)	387,405	(151,459)

Total	$3,081,687	$(1,814,600)	$3,124,002	$(1,657,456)

The following table presents the gross carrying amount and accumulated amortization for each major class of other intangible assets at December 31, 2013 and 2012, respectively:

(In thousands)	December 31, 2013		December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$777,521	$(464,548)	$785,303	$(403,955)
Customer / advertiser relationships	1,212,745	(645,988)	1,210,245	(526,197)
Talent contracts	319,617	(195,403)	344,255	(177,527)
Representation contracts	252,961	(200,058)	243,970	(171,069)
Permanent easements	173,753	-	173,374	-
Other	387,405	(151,459)	387,973	(125,580)

Total	$3,124,002	$(1,657,456)	$3,145,120	$(1,404,328)

Schedule Of Future Amortization Expenses

The following table presents the Company’s estimate of amortization expense for each of the five succeeding fiscal years for definite-lived intangible assets:

(In thousands)
2015	$240,713
2016	222,207
2017	195,977
2018	126,664
2019	42,545

The following table presents the Company’s estimate of amortization expense for each of the five succeeding fiscal years for definite-lived intangible assets:

(In thousands)
2014	$261,125
2015	241,637
2016	223,146
2017	196,839
2018	127,275

Schedule Of Changes In Carrying Amount Of Goodwill

The following table presents the changes in the carrying amount of goodwill in each of the Company’s reportable segments.

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085
Impairment	-	-	(10,684)	-	(10,684)
Acquisitions	-	-	-	97	97
Dispositions	-	-	(456)	-	(456)
Foreign currency	-	-	(974)	-	(974)
Other	(1,881)	-	-	-	(1,881)

Balance as of December 31, 2013	$3,234,807	$571,932	$278,202	$117,246	$4,202,187
Acquisitions	28,760	-	-	298	29,058
Foreign currency	-	-	(18,693)	-	(18,693)
Other	60	-	-	-	60

Balance as of September 30, 2014	$3,263,627	$571,932	$259,509	$117,544	$4,212,612

The following table presents the changes in the carrying amount of goodwill in each of the Company’s reportable segments. The provisions of ASC 350-20-50-1 require the disclosure of cumulative impairment. As a result of the merger, a new basis in goodwill was recorded in accordance with ASC 805-10. All impairments shown in the table below have been recorded subsequent to the merger and, therefore, do not include any pre-merger impairment.

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	-	-	51	24,893
Dispositions	(489)	-	(2,729)	-	(3,218)
Foreign currency	-	-	7,784	-	7,784
Other	(92)	-	-	-	(92)

Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085
Impairment	-	-	(10,684)	-	(10,684)
Acquisitions	-	-	-	97	97
Dispositions	-	-	(456)	-	(456)
Foreign currency	-	-	(974)	-	(974)
Other	(1,881)	-	-	-	(1,881)

Balance as of December 31, 2013	$3,234,807	$571,932	$278,202	$117,246	$4,202,187